Annual Fund Operating Expenses - (Allspring Short-Term Bond Plus Fund)	Apr. 17, 2023
(Allspring Short-Term Bond Plus Fund - Classes A and C) | Class A
Prospectus [Line Items]
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers	0.62%	[1]
(Allspring Short-Term Bond Plus Fund - Classes A and C) | Class C
Prospectus [Line Items]
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers	1.37%	[1]
(Allspring Short-Term Bond Plus Fund - Class R6) | Class R6
Prospectus [Line Items]
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers	0.25%	[2]
(Allspring Short-Term Bond Plus Fund - Institutional Class) | Institutional Class
Prospectus [Line Items]
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers	0.30%	[3]

[1]	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.61% for Class A and 1.36% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.24% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.29% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.